ENDORSEMENT OF NOTE RECEIVABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
ENDORSEMENT OF NOTE RECEIVABLES
Endorsed Bank Acceptance Bill	$ 37,333	$ 46,162